SUBORDINATED LIABILITIES (Details) - Narrative - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subordinated liabilities [Abstract]
Default of subordinated liabilities	£ 0	£ 0